Capital and reserves	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Capital and reserves
12.
Capital and reserves
i)
Share capital and share premium
a)
Movements in GHL Class A ordinary shares and Class B ordinary shares (collectively “GHL Ordinary Shares”):

(in thousands of shares)	Note	Class A ordinary shares			Class B ordinary shares
Grab Holdings Limited
		2023	2022	2021	2023	2022	2021
In issue at January 1		3,736,078	3,619,098	—	125,780	122,882	—
Issuance of GHL shares as part of Reverse Recapitalization	12(i)(b)
Merger with AGC		—	—	62,491	—	—	—
Exchange of GHI ordinary shares and CRPS		—	—	3,152,143	—	—	122,882
Issued for cash to external investors		—	—	404,009	—	—	—
Issued for acquisition of non-controlling interests		6,901	77,170	—	—	—	—
Issued in relation to business combination		—	8,194	—	—	—	—
Restricted share units vested		53,416	24,227	276	4,498	112	—
Exercise of share options		2,399	2,819	179	—	7,356	—
Issued under equity stock purchase plan		5,153	—	—	—	—	—
Conversion of Class B ordinary shares to Class A ordinary shares		9,394	4,570	—	(9,394)	(4,570)	—
Canceled or forfeited restricted ordinary shares		—	—	—	(481)	—	—
In issue at December 31		3,813,341	3,736,078	3,619,098	120,403	125,780	122,882
Restricted ordinary shares issued but not fully vested		—	—	—	(10,337)	(21,635)	(32,452)
In issue at December 31 – fully paid		3,813,341	3,736,078	3,619,098	110,066	104,145	90,430
Authorized		49,500,000	49,500,000	49,500,000	500,000	500,000	500,000

GHL Class A ordinary shares

GHL Class A ordinary shares have a par value of $0.000001 and are ranked equally with regard to GHL’s residual assets. Amounts received above the par value are recorded as share premium. Each holder of GHL Class A ordinary shares will be entitled to one vote per share. Class A ordinary shares are listed on NASDAQ under the trading symbol “GRAB”.

GHL Class B ordinary shares

GHL Class B ordinary shares have a par value of $0.000001 and are ranked equally with GHL Class A ordinary shares with regard to GHL’s residual assets. Each holder of GHL Class B ordinary shares is entitled to forty-five (45) votes per share for a vote of all GHL Ordinary Shares voting together as a single class. In addition, holders of a majority of the GHL Class B ordinary shares will have the right to nominate, appoint and remove a majority of the members of GHL’s board of directors. Each GHL Class B ordinary share is convertible into one GHL Class A ordinary share (as adjusted for share split, share combination and similar transactions occurring).

b)
Reverse Recapitalization

The Reverse Recapitalization (defined in Note 1) was accounted for with AGC being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Reverse Recapitalization was accounted for as the equivalent of GHI issuing shares for the net assets of AGC, accompanied by a recapitalization by third-party investors. Therefore, these consolidated financial statements have been presented as a continuation of the GHI Group with:

- the assets and liabilities of GHI recognized and measured in the GHL consolidated financial statements at their carrying amounts immediately prior to the Reverse Recapitalization;

- the retained earnings and other equity balances of GHI recognized in the GHL consolidated financial statements at amounts immediately prior to the Reverse Recapitalization;

- the comparative information presented in the GHL consolidated financial statements, prior to consummation of the Reverse Recapitalization, are that of GHI Group.

Merger with AGC

The acquisition of the net assets of AGC on December 1, 2021 did not meet the definition of a business under IFRS and was therefore accounted for as a share-based payment, with the former AGC shareholders receiving one GHL Class A ordinary share for each issued and outstanding ordinary share in AGC. The excess of fair value of GHL shares issued over the fair value of AGC’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred, the summary of which is as follows:

(in $ millions)	2021
Fair value of net assets of AGC	398
Less: Fair value of consideration comprising: 62.5 million GHL Class A ordinary shares	(688)
Share listing expenses recognized in profit or loss	(290)

Professional services expenditure of $63 million incurred to facilitate listing on NASDAQ which, in addition to the $290 million described in the table above, resulted in a total of $353 million share listing and associated expenses being recognized in the profit or loss.

The Reverse Recapitalization also involved the former AGC warrant holders receiving one warrant to purchase a Class A ordinary share in GHL, for each warrant to acquire ordinary shares in AGC, which resulted in the issuance of 22 million warrants (see Note 16);

Exchange of GHI ordinary shares and CRPS

The Reverse Recapitalization resulted in GHI becoming a wholly owned subsidiary of GHL on December 1, 2021, effectuated by the holders of GHI ordinary shares and GHI convertible redeemable preference shares (“CRPS”) (collectively “GHI Shares”) exchanging each of their shares for 1.3032888 GHL Class A or Class B ordinary shares (collectively “GHL Ordinary Shares”) which is reflected in the table below:

Movements in GHI ordinary shares and GHI convertible redeemable preference shares (collectively “GHI Shares”)

(in thousands of shares)	Note	Ordinary shares*	CRPS*
Grab Holdings Inc.		2021	2021
In issue at January 1		198,538	2,871,351
Issued for acquisition of NCI/ in business combination		964	—
Issued for cash		—	98,065
Restricted share units vested	19	11,810	—
Exercise of share options	19	61,845	—
Restricted ordinary shares	19	32,452	—
Exchange for GHL Class A and Class B ordinary shares as part of Reverse Recapitalization	12(i)(a)	(305,609)	(2,969,416)
In issue at December 31 – fully paid		—	—

* the number of shares reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share

GHI ordinary shares

GHI ordinary shares had a par value of $0.000001 and ranked equally with regard to the GHI’s residual assets. Amounts received above the par value were recorded as share premium. Holders of these shares were entitled to receive dividends as declared from time to time and were entitled to one vote per share at general meetings of GHI.

GHI convertible redeemable preference shares (“CRPS”)

GHI CRPS had a par value of $0.000001 and holders, with regard to GHI’s residual assets, could participate only to the extent of the issue price of the shares. Holders of the CRPS would receive a non-cumulative dividend of 8% per annum on the issue price at the discretion of GHI, or whenever dividends to GHI ordinary shareholders were declared. GHI CRPS did not have the right to participate in any additional dividends declared for ordinary shareholders and each share carried one vote at general meetings of GHI. Each CRPS could have been redeemed, at the option of the CRPS shareholders at any time after June 29, 2023 at the redemption price equivalent to the issue price of the CRPS together with compound interest of 6% per annum thereon. Prior to an initial public offering, each GHI CRPS could have been convertible into fully paid new GHI ordinary shares. Management had determined that the conversion option was to be classified as equity. In the event of an initial public offering, the GHI CRPS was to be mandatorily converted into fully paid new ordinary shares at the then applicable conversion ratio as was effectuated by the Reverse Recapitalization (as reflected in the table above). The conversion of CRPS shares into GHL ordinary shares resulted in the reclassification of the equity and liability components into equity under share premium.

Issued for cash to external investors

The Reverse Recapitalization also involved additional capitalization by way of the issuance of GHL shares and warrants to third-party investors on December 1, 2021, pursuant to investment commitments in previously agreed subscription agreements in which the investors committed to subscribe for and purchase 404 million GHL Class A Ordinary Shares and 4 million GHL warrants (see Note 16) for an aggregate purchase price of $4,040 million.

ii)
Nature and purpose of reserves

The reserves of the Group comprise the following balances:

	2023	2022
(in $ millions)	$	$
Share-based payment reserve	474	516
Foreign currency translation reserve	(68)	(67)
Other reserve	138	153
	544	602

a)
Share-based payment reserve

The share-based payment reserve comprises the cumulative value of employee services received for equity-settled share-based payment arrangements
(see Note 19).

b)
Foreign currency translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

c)
Other reserve

This reserve represents conversion options and put options issued to non-controlling interests in subsidiaries.

iii)
Dividends

The Group did not declare any dividends for the years ended December 31, 2023, 2022 and 2021.